Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 2,168,000	$ 4,088,000	$ 9,521,000
Restricted cash	700,000
Prepaid expenses	371,000	41,000	399,000
Total current assets	3,239,000	4,129,000	9,920,000
Long-term restricted cash	7,000	10,000	10,000
Other long-term assets			13,000
Total assets	3,246,000	4,139,000	9,943,000
Current liabilities:
Accounts payable	529,000	272,000	809,000
Accrued expenses and other current liabilities	160,000	57,000	120,000
Total current liabilities	689,000	329,000	929,000
Long-term liabilities:
Warrant liability			67,000
Total liabilities	689,000	329,000	996,000
Commitments and contingencies (Note 9)
Stockholders’ Deficit:
Preferred stock value	966,000
Common stock value
Additional paid-in capital	306,117,000	306,128,000	306,103,000
Accumulated deficit	(304,526,000)	(302,318,000)	(297,156,000)
Total stockholders’ deficit	2,557,000	3,810,000	8,947,000
Total liabilities and stockholders’ deficit	3,246,000	4,139,000	9,943,000
Eos SENOLYTIXS Inc [Member]
Current assets:
Cash	974,756
Deferred merger and financing costs	630,797
Prepaid expenses	264,098
Total current assets	1,869,651
Right-of-use assets	302,969
Total assets	2,172,620
Current liabilities:
Accrued expenses	681,728	18,000
Subscription liability	100,000
Operating lease liability	303,258
Short-term loan	100,000
Accounts payable
Total current liabilities	1,184,986	18,000
Long-term liabilities:
Convertible notes payable, net of discounts	2,374,520
Equity incentive share liability	1,000,000
Preferred stock warrant liability	136,000
Preferred stock forward liability	566,000
Interest payable	36,384
Total long-term liabilities	4,112,904
Total liabilities		18,000
Stockholders’ Deficit:
Preferred stock value
Additional paid-in capital	784,316	311,865	76,845
Contributed Capital
Accumulated deficit	(3,909,636)	(329,915)	(76,895)
Total stockholders’ deficit	(3,125,270)	(18,000)
Total liabilities and stockholders’ deficit	2,172,620
Eos SENOLYTIXS Inc [Member] | Common Class A [Member]
Stockholders’ Deficit:
Common stock value	40	40	40
Eos SENOLYTIXS Inc [Member] | Common Class B [Member]
Stockholders’ Deficit:
Common stock value	$ 10	$ 10	$ 10